OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES.
Schedule of other receivables

	December 31,
	2021	2020
Research and development tax credit receivable from the French State	617	492
Value-added taxes receivable	574	403
Other receivables from Government and public authorities	—	64
Others	64	72
Total	1,255	1,031